Stock-Based Compensation Plans - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2020 shares $ / shares
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Options Outstanding, Beginning of Year	31,528
Number of Share Options, Granted	5,783
Number of Share Options, Exercised	(42)
Number of Share Options, Forfeited	(416)
Number of Share Options, Expired	(6,256)
Number of Share Options Outstanding, End of Year	30,597
Weighted Average Exercise Price, Outstanding, Beginning of Year | $ / shares	$ 22.61
Weighted Average Exercise Price, Granted | $ / shares	11.73
Weighted Average Exercise Price, Exercised | $ / shares	9.48
Weighted Average Exercise Price, Forfeited | $ / shares	23.52
Weighted Average Exercise Price, Expired | $ / shares	32.60
Weighted Average Exercise Price, Outstanding, End of Year | $ / shares	$ 18.52
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	6,912
Number of Share Units, Granted	3,846
Number of Share Units, Vested and Paid Out	(1,223)
Number of Share Units, Cancelled	(449)
Number of Share Units, Units in Lieu of Dividends	198
Number of Share Units, Outstanding, End of Year	9,284
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	8,372
Number of Share Units, Granted	2,686
Number of Share Units, Vested and Paid Out	(2,606)
Number of Share Units, Cancelled	(234)
Number of Share Units, Units in Lieu of Dividends	212
Number of Share Units, Outstanding, End of Year	8,430
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	1,237
Number of Share Units, Granted	30
Number of Share Units, Units in Lieu of Dividends	33
Number of Share Units, Redeemed	(255)
Number of Share Units, Outstanding, End of Year	1,333
DSUs [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Granted	288